Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Acquired customer relationships	396,499	397,539	57,638
Acquired license and others	30,834	52,071	7,550
Less: accumulated amortization	(121,533)	(164,847)	(23,901)
Intangible assets, net	305,800	284,763	41,287

The Group recorded amortization expense of RMB42,292, RMB42,221 and RMB42,744 (US$6,197) for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2022, estimated amortization expense of the existing intangible assets for each of the next five years is RMB39,907, RMB54,937, RMB54,444, RMB51,596 and RMB37,202, respectively.